Stockholders' Equity - Summary of Breakdown of Common Stock and Additional Paid-in Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Common stock	$ 318	$ 318
Additional paid-in capital	7,575	10,106
Common stock and additional paid-in capital	$ 7,893	$ 10,424